COMMITMENTS AND CONTINGENCIES	12 Months Ended
Oct. 27, 2013
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE K

COMMITMENTS AND CONTINGENCIES

In order to ensure a steady supply of hogs and turkeys, and to keep the cost of products stable, the Company has entered into contracts with producers for the purchase of hogs and turkeys at formula-based prices over periods up to 10 years. The Company has also entered into grow-out contracts with independent farmers to raise turkeys for the Company for periods up to 25 years. Under these arrangements, the Company owns the livestock, feed, and other supplies while the independent farmers provide facilities and labor. The Company has also contracted for the purchase of corn, soybean meal, and other feed ingredients from independent suppliers for periods up to three years. Under these contracts, the Company is committed at October 27, 2013, to make purchases, assuming current price levels, as follows:

(in thousands)
2014	$1,420,814
2015	933,079
2016	656,292
2017	583,994
2018	569,155
Later Years	1,173,838
Total	$5,337,172

Purchases under these contracts for fiscal 2013, 2012, and 2011 were $2.0 billion, $2.0 billion, and $1.8 billion, respectively.

The Company has noncancelable operating lease commitments on facilities and equipment at October 27, 2013, as follows:

(in thousands)
2014	$ 5,872
2015	2,468
2016	1,760
2017	992
2018	711
Later Years	1,977
Total	$ 13,780

The Company expensed $21.6 million, $21.6 million, and $23.1 million for rent in fiscal 2013, 2012, and 2011, respectively.

The Company has commitments to expend approximately $104.7 million to complete construction in progress at various locations as of October 27, 2013.

As of October 27, 2013, the Company has $42.6 million of standby letters of credit issued on its behalf. The standby letters of credit are primarily related to the Company’s self-insured workers’ compensation programs. However, that amount also includes a revocable $4.9 million standby letter of credit for obligations of an affiliated party that may arise under worker compensation claims. Letters of credit are not reflected in the Company’s consolidated statements of financial position.

As of October 27, 2013, the Company was committed to close the acquisition of the China based SKIPPY® peanut butter business. Subsequent to the end of the fiscal year, this acquisition closed on November 26, 2013, for $41.4 million, subject to working capital and tax adjustments.

The Company is involved on an ongoing basis in litigation arising in the ordinary course of business. In the opinion of management, the outcome of litigation currently pending will not materially affect the Company’s results of operations, financial condition, or liquidity.